Intangible Assets - Total Favorable Lease Terms (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
INTANGIBLE ASSETS [Abstract]
Favorable lease terms charter-out	$ (4,655)	$ (9,614)	$ (13,976)	$ (19,226)
Acceleration of favorable lease term	0	(3,205)	(22,063)	(3,205)
Total	$ (4,655)	$ (12,819)	$ (36,039)	$ (22,431)